AXA PREMIER VIP TRUST – MULTIMANAGER MID CAP GROWTH PORTFOLIO

SUPPLEMENT DATED OCTOBER 9, 2012 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2012, as supplemented, of the Multimanager Mid Cap Growth Portfolio of the AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the capitalization ranges of the Multimanager Mid Cap Growth Portfolio (the “Portfolio”).

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The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2012, as supplemented May 1, 2012, May 4, 2012, June 14, 2012, July 5, 2012, July 19, 2012, July 31, 2012, August 1, 2012, August 6, 2012, August 29, 2012 and October 9, 2012, and Statement of Additional Information (“SAI”), dated May 1, 2012, as supplemented May 1, 2012, May 4, 2012, July 19, 2012, August 6, 2012 and August 10, 2012, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2011, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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The third sentence of the first paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio” of the Summary Prospectus is hereby deleted and replaced with the following information:

For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment (as of December 31, 2011, the market capitalization of the companies in the Russell 2500 Index was between $23.4 million and $9.7 billion and the market capitalization of the companies in the Russell Midcap Index was between $117.3 million and $20.5 billion).

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The fifth sentence of the first paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio” of the Summary Prospectus is hereby deleted and replaced with the following information:

The sizes of the companies in these indexes change with market conditions, which can result in changes to the market capitalization ranges of companies in the indexes.